Lending Activities - Credit quality of residential mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 45,166	$ 39,884
Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	995	2,561
2021	2,935	943
2020	849	389
2019	322	156
2018	119	159
Prior	636	464
Total	5,856	4,672
780 and greater | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	294	1,398
2021	2,141	678
2020	652	284
2019	229	100
2018	76	107
Prior	437	325
Total	3,829	2,892
720 - 779 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	536	1,118
2021	711	225
2020	167	83
2019	75	41
2018	32	36
Prior	134	94
Total	1,655	1,597
660 - 719 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	163	44
2021	79	39
2020	28	20
2019	16	11
2018	9	13
Prior	47	33
Total	342	160
600 - 659 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	2	1
2021	4	1
2020	2	2
2019	1	3
2018	2	2
Prior	13	6
Total	24	15
Less than 600 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	1	1
2018	0	1
Prior	5	6
Total	$ 6	$ 8